DISCONTINUED OPERATIONS (Tables)	3 Months Ended
Mar. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF LOSS FOR DISCONTINUED OPERATIONS

2022
Revenue	$-
Cost of revenue	-
Gross (loss)	-
Operating expenses	7,945
Loss from discontinued operations	$(7,945)

The Company paid the refunds to the subscribers in the three months ended March 31, 2022.

The Company commenced operations of the BLOCK ETX products in March 2021. The Company has reclassified the statement of operations for the three months ended March 31, 2021 to reflect the subscription revenue and the direct expenses attributable to the BLOCK ETX product line that included direct payroll and direct subcontractor costs. These amounts are reflected in the loss for discontinued operations as noted in the chart below.

2021
Revenue	$2,156
Cost of revenue	-
Gross profit	2,156
Operating and non-operating expenses	(260,125)
Loss from discontinued operations	$(257,969)